As filed with the Securities and Exchange Commission on September 30, 2019 Securities Act File No. 333-94671 Investment Company Act File No. 811-09781

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ___________________ FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 180	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 180	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation
155 Federal St., Suite 700, Boston, MA 02110
(Name and Address of Agent for Service)

With Copies to:

Ross Provence	John H. Lively
PFS Funds	Practus, LLP
1939 Friendship Drive, Suite C	11300 Tomahawk Creek Parkway, Ste. 310
El Cajon, California 92020	Leawood, KS 66211

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b);
[X] on October 30, 2019 pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X} This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A (“PEA No. 180”) for PFS Funds (the “Trust”) applies only to the Alpha Fiduciary Quantitative Strategy Fund a series of the Trust. PEA No. 180 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 179 to the Trust’s Registration Statement on Form N-1A (“PEA No. 179”). PEA No. 179 (accession number 0001413042-19-000254) was filed with the Commission on September 4, 2019 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on October 1, 2019. PEA No. 179 also applied only to the Alpha Fiduciary Quantitative Strategy Fund. Part A (Prospectus) and Part B (Statement of Additional Information) of PEA No. 179 are incorporated herein by reference.

PART C FORM N-1A OTHER INFORMATION

ITEM 28. Exhibits.

(a)(1) Declaration of Trust. Incorporated by reference to Registrant’s Registration Statement filed on January 14, 2000.

(a)(2) Amended and Restated Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on January 31, 2011.

(a)(3) Amendments to Amended and Restated Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 45 filed on June 25, 2012.

(b)(1) By-laws. Incorporated by reference to Registrant’s Registration Statement filed on January 14, 2000.

(b)(2) Amended and Restated By-laws. Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 31, 2005.

(b)(3) Amendment No. 2 to the By-laws. Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on January 31, 2011.

(c) Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.

(d)(1) Management Agreement between the Trust and Value Trend Capital Management, LP. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 29, 2000.

(d)(2)(i)Management Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(d)(2)(ii) Management Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(d)(3)(i)Sub-Advisory Agreement between Castle Investment Management and St. James Investment Company, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(d)(3)(ii) Amendment to Sub-Advisory Agreement between Castle Investment Management and St. James Investment Company, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 122 filed on July 29, 2016.

(d)(3)(iii) Sub-Advisory Agreement between Castle Investment Management and Tandem Investment Advisors, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(d)(4) Management Agreement between the Trust and Bretton Capital Management, LLC for the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 98 filed on April 30, 2015.

(d)(5)(i) Management Agreement between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

(d)(5)(ii) Management Agreement fee waiver between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 170 filed on March 28, 2019.

(d)(6) Management Agreement between the Trust and Ensemble Capital Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 139 filed on April 26, 2017.

(d)(7) Management Agreement between the Trust and Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(d)(8) Management Agreement between the Trust and Cargile Investment Management, Inc. for the Cargile Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(d)(9) Management Agreement between the Trust and Alpha Fiduciary, Inc. with respect to Alpha Fiduciary Quantitative Strategy Fund. To be filed by amendment.

(e)(i) Distribution Agreement. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(e)(ii) Amended Distribution Agreement Schedule A. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(f) Not applicable.

(g)(i) Amended Custodian Agreement with PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(g)(ii) Amended Custodian Agreement Exhibit B. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(h)(1)(i) Amended Transfer Agent Agreement with Mutual Shareholder Services, LLC with respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(h)(2)(i) Amended Accounting Services Agreement with Mutual Shareholder Services, LLC, with respect to respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(h)(1)(ii) and (h)(2)(ii) Amended Accounting Services Agreement & Transfer Agent Agreement Exhibit. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(h)(3)(i) Amended Administration Servicing Agreement with Premier Fund Solutions, Inc. with respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 76 filed on March 31, 2014.

(h)(3)(ii) Amended Administration Servicing Agreement Exhibit A. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(h)(4)(i) Services Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(h)(4)(ii) Fee Waiver Agreement between the Trust and Castle Investment Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 163 filed on October 26, 2018.

(h)(4)(iii) Services Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(h)(4)(iv) Fee Waiver Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(h)(5)(i) Services Agreement between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

(h)(5)(ii) Services Agreement fee waiver between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 170 filed on March 28, 2019.

(h)(6) Services Agreement between the Trust and Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(h)(7) Services Agreement between the Trust and Cargile Investment Management, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(h)(8) Services Agreement between the Trust and Alpha Fiduciary, Inc. with respect to Alpha Fiduciary Quantitative Strategy Fund. To be filed by amendment.

(i)(1) Legal Opinion with respect to the Wireless Fund. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 29, 2000.

(i)(2) Legal Opinion with respect to the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(i)(3) Legal Opinion with respect to the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 30, 2010.

(i)(4) Legal Consent with respect to the Wireless Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 177 filed on July 29, 2019.

(i)(5) Legal Consent with respect to the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 174 filed on April 26, 2019.

(i)(6) Legal Opinion with respect to the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

(i)(7) Legal Consent with respect to the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 163 filed on October 26, 2018.

(i)(8) Legal Consent with respect to the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 170 filed on March 28, 2019.

(i)(9) Legal Opinion with respect to the Ensemble Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 112 filed on October 30, 2015.

(i)(10) Legal Opinion with respect to the Taylor Frigon Core Growth Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(i)(11) Legal Consent with respect to the Ensemble Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 166 filed on February 26, 2019.

(i)(12) Legal Consent with respect to the Taylor Frigon Core Growth Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 171 filed on March 28, 2019.

(i)(13) Legal Opinion with respect to the Cargile Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(i)(14) Legal Opinion with respect to the Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(i)(15) Legal Opinion with respect to the Alpha Fiduciary Quantitative Strategy Fund. To be filed by amendment.

(j)(1) Consent of Cohen & Company, Ltd. with respect to the Wireless Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 177 filed on July 29, 2019.

(j)(2) Consent of Cohen & Company, Ltd. with respect to the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 163 filed on October 26, 2018.

(j)(3) Consent of Cohen & Company, Ltd. with respect to the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 174 filed on April 26, 2019.

(j)(4) Consent of Cohen & Company, Ltd. with respect the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 170 filed on March 28, 2019.

(j)(5) Consent of Cohen & Company, Ltd. with respect to the Ensemble Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 166 filed on February 26, 2019.

(j)(6) Consent of Cohen & Company, Ltd. with respect to the Taylor Frigon Core Growth Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 171 filed on March 28, 2019.

(j)(7) Consent of Cohen & Company, Ltd. with respect to the Cargile Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(j)(8) Consent of Cohen & Company, Ltd. with respect to the Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(j)(9) Consent of auditors with respect to the Alpha Fiduciary Quantitative Strategy Fund. To be filed by amendment.

(k) Not applicable.

(l) Not applicable

(m) Distribution Plan under Rule 12b-1 for the Class C Shares of the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(n) Rule 18f-3 Plan for the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 126 filed on September 28, 2016.

(o) Reserved.

(p)(1) Code of Ethics for the Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(p)(2) Code of Ethics for Value Trend Capital Management, LP. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(p)(3) Amended Code of Ethics for Castle Investment Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 filed on October 26, 2012.

(p)(4) Amended Code of Ethics for St. James Investment Company, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 177 filed on July 29, 2019.

(p)(5) Code of Ethics for Bretton Capital Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 30, 2010.

(p)(6) Code of Ethics for Christopher Weil & Company, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

(p)(7) Amended Ethics for Ensemble Capital Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 177 filed on July 29, 2019.

(p)(8) Code of Ethics for Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(p)(9) Code of Ethics for Cargile Investment Management, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(p)(10) Code of Ethics for Tandem Investment Advisors, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(p)(11) Code of Ethics for Alpha Fiduciary, Inc. To be filed by amendment.

(q) Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

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ITEM 29. Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification.

Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of the Investment Adviser.

See the Prospectuses section entitled “Management of the Fund–Adviser” and the Statement of Additional Information section entitled “Investment Adviser” for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32. Principal Underwriter.

(a)	Rafferty Capital Markets, LLC (“RCM”), 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530, serves as the Trust’s principal underwriter. RCM also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Adirondack Funds, Direxion Funds, FMI Funds Inc., Leuthold Funds, Reynolds Funds, Sparrow Funds and Walthausen Funds.

(b)	The following table identifies the Officers of RCM and their positions, if any, with the Trust. The business address of each of these individuals is 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530.

Name	Position with Underwriter	Position with Trust

Kathleen Rafferty	President	None
Stephen P. Sprague	Chief Financial Officer	None

(c)	No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year by the principal underwriter.

ITEM 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 1939 Friendship Drive, Suite C, El Cajon, California 92020 and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 425 Walnut Street, Cincinnati, Ohio 45202. Certain books and records relating to the Trust’s series portfolios are maintained at the offices of the advisers to the Trust’s series portfolios:

(a) Value Trend Capital Management, LP, located at 1939 Friendship Drive, Suite C, El Cajon, California, keeps records relating to its function as the investment adviser to the Wireless Fund.

(b) Castle Investment Management, LLC, located at 277 S. Washington Street, Suite 335, Alexandria, VA 22314, keeps records relating to its function as the investment adviser to the Castle Focus Fund.

(c) St. James Investment Company, LLC, located at 3838 Oak Lawn Avenue, Suite 1414, Dallas, Texas 75219, keeps records relating to its function as the sub-adviser to the Castle Focus Fund.

(d) Bretton Capital Management, LLC, located at 25 Taylor Street, San Francisco, CA 94102, keeps records relating to its function as the adviser to the Bretton Fund.

(e) Christopher Weil & Company, Inc., located at 11236 El Camino Real, Suite 200, San Diego, California 92130, keeps records relating to its function as the investment adviser to the Christopher Weil & Company Core Investment Fund.

(f) Ensemble Capital Management, LLC located at 1350 Bayshore Highway, Suite 460, Burlingame, CA 94010, keeps records relating to its function as the investment adviser to the Ensemble Fund.

(g) Taylor Frigon Capital Management LLC located at 656 Santa Rosa Street, Suite 3B, San Luis Obispo, CA 93401, keeps records relating to its function as the investment adviser to the Taylor Frigon Core Growth Fund.

(h) Cargile Investment Management, Inc. located at 415 West Wall Street, Suite 2200, Midland, Texas 79701, keeps records relating to its function as the investment adviser to the Cargile Fund.

(i) Tandem Investment Advisors, Inc. located at 145 King Street, Suite 400, Charleston, South Carolina 29401, keeps records relating to its function as the sub-adviser to the Castle Tandem Fund.

ITEM 34. Management Services.

Not Applicable.

ITEM 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 180 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 30th day of September, 2019.

PFS Funds By: /s/ Ross C. Provence* Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 180 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ Ross C. Provence*	President of the Funds	September 30, 2019
Ross C. Provence

/s/ Jeffrey R. Provence	Secretary, Treasurer and	September 30, 2019
Jeffrey R. Provence	Trustee of the Funds

/s/ Thomas H. Addis III*	Trustee of the Funds	September 30, 2019
Thomas H. Addis III

/s/ Allen C. Brown*	Trustee of the Funds	September 30, 2019
Allen C. Brown

/s/ George Cossolias*	Trustee of the Funds	September 30, 2019
George Cossolias, CPA

* By: /s/ Jeffrey R. Provence
       Jeffrey R. Provence, Secretary, Treasurer and Attorney-In-Fact

Date: September 30, 2019